CASH FLOW INFORMATION (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOW
Beginning balance	₺ 3,501,966	₺ 874,364	₺ 891,628
Increase in lease liabilities	1,401,071	1,326,150	470,347
Cash inflows	8,389,902	6,837,080	1,091,058
Cash outflows	(10,982,585)	(5,579,375)	(1,298,729)
Other non-cash movements	881,622	651,939	164,336
Monetary gain	(766,152)	(608,192)	(444,276)
Ending balance	2,425,824	3,501,966	874,364
Less: cash and cash equivalents	(11,307,632)	(8,835,465)	(10,393,941)
Net debt	(8,881,808)	(5,333,499)	(9,519,577)
Lease liabilities
CASH FLOW
Beginning balance	1,299,459	522,330	816,980
Increase in lease liabilities	1,401,071	1,326,150	470,347
Cash outflows	(1,123,562)	(616,958)	(581,069)
Other non-cash movements	617,598	278,383	145,554
Monetary gain	(365,292)	(210,446)	(329,482)
Ending balance	1,829,274	1,299,459	522,330
Bank borrowings
CASH FLOW
Beginning balance	2,202,507	352,034	74,648
Cash inflows	8,389,902	6,837,080	1,091,058
Cash outflows	(9,859,023)	(4,962,417)	(717,660)
Other non-cash movements	264,024	373,556	18,782
Monetary gain	(400,860)	(397,746)	(114,794)
Ending balance	₺ 596,550	₺ 2,202,507	₺ 352,034